Balance Sheet (Unaudited) - March G L [Member]	Dec. 31, 2025 USD ($)
Current Asset
Cash	$ 231,058
Prepaid Shipping Fees	1,194,883
Deposits on Equipment	150,000
Prepaid Management Fees	68,487
Prepaid Expenses	27,500
Total Assets	1,671,928
Liabilities
Accounts Payable	398,795
Total current liabilities	398,795
Stockholders’ Equity
Common Stock, $0.001 par value per share; 5,000,000 shares authorized; 103,360 shares issued and outstanding as of December 31, 2025	103
Additional paid-in capital	5,642,517
Subscription receivable	(90,000)
Accumulated deficit	(4,279,487)
Total Stockholder’s deficit	1,273,133
Total liabilities and Stockholder’s deficit	$ 1,671,928